Schedule of RSUs outstanding (Details)		12 Months Ended
	Mar. 24, 2026 shares	Jun. 30, 2026 shares Integer $ / shares	Jun. 30, 2025 shares Integer $ / shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | shares		2,394,367
Weighted average exercise price, beginning balance		$ 6.37
Number of RSU granted | shares	2,394,367		2,394,367
Weighted average grant date fair value, Granted			$ 6.37
Number of RSU Exercised | shares
Weighted average grant date fair value, Exercised
Number of RSU Exercised | shares
Number of Warrants Outstanding | shares		2,394,367	2,394,367
Weighted average exercise price, ending balance		$ 6.37	$ 6.37
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | Integer		276,677	265,000
Weighted average exercise price, beginning balance		$ 0.91	$ 0.86
Number of RSU granted | Integer		2,363,854	520,058
Weighted average grant date fair value, Granted		$ 1.18	$ 3.09
Number of RSU Exercised | Integer		(354,275)	(508,381)
Weighted average grant date fair value, Exercised		$ 2.06	$ 3.11
Number of RSU Exercised | Integer		354,275	508,381
Number of RSU Forfeited | Integer
Weighted average grant date fair value, Forfeited
Number of Warrants Outstanding | Integer		2,286,256	276,677
Weighted average exercise price, ending balance		$ 1.02	$ 0.91